Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (13,545)	$ (27,426)
Cash flows from investing activities:
Capital expenditures	(6,153)	(10,576)
Proceeds from sale of property, plant and equipment		740
Net cash used in investing activities	(6,153)	(9,836)
Cash flows from financing activities:
Revolver borrowings	10,000
Debt repayments	(784)	(768)
Net cash provided by (used in) financing activities	9,216	(768)
Effect of exchange rate changes on cash	(384)	(35)
Net (decrease) increase in cash and cash equivalents	(10,866)	(38,065)
Cash and cash equivalents at beginning of period	44,468	76,619
Cash and cash equivalents at end of period	33,602	38,554
Parent Guarantor UCI Holdings Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		3
Cash flows from financing activities:
Net (decrease) increase in cash and cash equivalents		3
Cash and cash equivalents at beginning of period		1
Cash and cash equivalents at end of period	75	4
Issuer UCI International [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(10,050)	750
Cash flows from financing activities:
Revolver borrowings	10,000
Debt repayments	(750)	(750)
Net cash provided by (used in) financing activities	9,250	(750)
Net (decrease) increase in cash and cash equivalents	(800)
Cash and cash equivalents at beginning of period	2,626	3,026
Cash and cash equivalents at end of period	1,826	3,026
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(5,811)	(29,915)
Cash flows from investing activities:
Capital expenditures	(5,327)	(7,936)
Proceeds from sale of property, plant and equipment		354
Net cash used in investing activities	(5,327)	(7,582)
Cash flows from financing activities:
Debt repayments	(34)	(15)
Intercompany dividends received (paid)	2,368	3,753
Net cash provided by (used in) financing activities	2,334	3,738
Net (decrease) increase in cash and cash equivalents	(8,804)	(33,759)
Cash and cash equivalents at beginning of period	31,945	57,407
Cash and cash equivalents at end of period	23,141	23,648
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	2,316	1,736
Cash flows from investing activities:
Capital expenditures	(826)	(2,640)
Proceeds from sale of property, plant and equipment		386
Net cash used in investing activities	(826)	(2,254)
Cash flows from financing activities:
Debt repayments		(3)
Intercompany dividends received (paid)	(2,368)	(3,753)
Net cash provided by (used in) financing activities	(2,368)	(3,756)
Effect of exchange rate changes on cash	(384)	(35)
Net (decrease) increase in cash and cash equivalents	(1,262)	(4,309)
Cash and cash equivalents at beginning of period	9,822	16,185
Cash and cash equivalents at end of period	$ 8,560	$ 11,876